Gains (losses) from operating activities in the statement of income, included according to their nature (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Depreciation of Right-of-use Assets (contracts under IFRS 16)	$ (8,706)	$ (8,431)
Expenses related to variable lease payments (contracts under IFRS 16)	(1,313)	(1,117)
Total	(1,772,208)	(1,334,321)	$ (1,383,603)
Cost of sales [member]
Statement [Line Items]
Remuneration and benefits to employees	(345,356)	(287,877)	(271,912)
Raw material and supplies	(211,771)	(178,956)	(178,493)
Depreciation expense	(195,678)	(182,314)	(189,587)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(5,963)	(5,814)	(5,450)
Amortization expense	(9,737)	(12,938)	(6,015)
Investment plan expenses	(15,059)	(14,286)	(18,367)
Provision for materials, spare parts and supplies	(505)	640	(7,500)
Contractors	(157,571)	(142,017)	(120,750)
Operating leases	(67,106)	(57,461)	(48,499)
Mining concessions	(7,325)	(6,645)	(7,856)
Operational transportation	(76,003)	(68,730)	(56,376)
Freight and product transportation costs	(77,353)	(52,156)	(46,264)
Purchase of products from third parties	(329,464)	(260,089)	(268,581)
Insurance	(21,869)	(17,657)	(16,968)
CORFO right	(247,604)	(74,418)	(143,861)
Export costs	(99,212)	(88,176)	(71,056)
Expenses related to variable lease payments (contracts under IFRS 16)	(1,313)	(1,117)	(1,037)
Variation in gross inventory	85,709	102,446	52,557
Variation in inventory provision	5,038	7,244	17,107
Other expenses, by nature	$ 5,934	$ 6,000	$ 5,305